SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Disclosure of detailed information about non-cash balances related to operations [Table Text Block]
	2018	2017
Decrease (Increase) in funds receivable from payment processors	$1,717	$(4,768)
Increase in accounts receivable	(1,577)	(3,684)
Increase in taxes, prepaid expenses and other assets	(1,581)	(945)
Decrease in other assets	2,661	54
Increase in accounts payable and accrued liabilities	1,491	1,663
Decrease in income taxes payable	(578)	(943)
Increase in other liabilities	237	448
Increase in payable to loyalty program partners	4,182	12,325
	$6,552	$4,150